Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Issued capital [member]	Capital reserve [member]	Accumulated other comprehensive income [member]	Transactions with non controlling parties [member]	Retained earnings [member]	Treasury shares [member]	Non-controlling interests [member]	Total
Balance at Dec. 31, 2024	$ 83,120	$ 30,863	$ (549)	$ 927	$ (100,452)		$ (7,065)	$ 6,844
Balance, shares at Dec. 31, 2024	29,590,297
IfrsStatementLineItems [Line Items]
Net loss for the period					(6,422)		(332)	(6,754)
Adjustments arising from translating financial statements of foreign operations			810					810
Net comprehensive profit (loss) for the period			810		(6,422)		(332)	(5,944)
Exercise of RSUs
Exercise of RSUs, shares	20,000
Exercise of warrants	$ 1,020							1,020
Exercise of warrants, shares	528,507
Purchase of treasury stock (note 6(d))
Share based compensation	$ 3,869							3,869
Issuance of share in January 2025 financing round	$ 27,395							27,395
Issuance of share in January 2025 financing round, shares	4,748,150
Transactions with non-controlling interests	$ (8,117)						6,267	(1,850)
Balance at Mar. 31, 2025	$ 107,287	30,863	261	927	(106,874)		(1,130)	31,334
Balance, shares at Mar. 31, 2025	34,886,954
Balance at Dec. 31, 2025	$ 206,953	10,147	(1,872)	927	(138,187)		(1,547)	76,421
Balance, shares at Dec. 31, 2025	43,888,042
IfrsStatementLineItems [Line Items]
Net loss for the period					(8,072)		(209)	(8,281)
Adjustments arising from translating financial statements of foreign operations			576					576
Net comprehensive profit (loss) for the period			576		(8,072)		(209)	(7,705)
Exercise of options (note 6(b))	$ 12							12
Exercise of options, shares	4,000
Exercise of RSUs
Exercise of RSUs, shares	400,000
Exercise of warrants	$ 1,522							1,522
Exercise of warrants, shares	252,967
Purchase of treasury stock (note 6(d))						(3,479)		(3,479)
Share based compensation	1,875							1,875
Balance at Mar. 31, 2026	$ 210,362	$ 10,147	$ (1,296)	$ 927	$ (146,259)	$ (3,479)	$ (1,756)	$ 68,646
Balance, shares at Mar. 31, 2026	44,545,009